Advances for vessels under construction and acquisition of vessels (Tables)	12 Months Ended
Dec. 31, 2016
Advances for vessels under construction and acquisition of vessels [Abstract]
Advances for vessels under construction and acquisition of vessels
	2015	2016

Pre-delivery yard installments and fair value adjustment (Note 1)	$65,009	$32,602
Bareboat capital leases - upfront hire & handling fees	54,428	25,272
Capitalized interest and finance costs	6,301	4,966
Other capitalized costs (Note 3)	2,172	1,730
Total	$127,910	$64,570